Capital, Reserves and Dividends - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) Individual	Dec. 31, 2019
Statement of changes in equity [abstract]
Exchange rate of HK$1 at dividend declaration date | Individual	0.84164
Enterprise income tax percentage of dividends	10.00%
Capital reserve | ¥	¥ 295,665
Percentage of profit after taxation required to be transferred to the statutory surplus reserve	10.00%
Threshold percentage of profit after taxation required to the statutory surplus reserve	50.00%
Minimum statutory reserve percentage	25.00%
Total debt-to-book capitalization ratio	0.00%	0.00%